Retirement Benefit Plans	6 Months Ended
Jun. 30, 2018
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Retirement Benefit Plans

20. RETIREMENT BENEFIT PLANS

The amounts recognised in the balance sheet were as follows:

	30 June 2018 £m	31 December 2017 £m
Assets/(liabilities)
Funded defined benefit pension scheme – surplus	868	449
Funded defined benefit pension scheme – deficit	(69)	(245)
Unfunded defined benefit pension scheme	(39)	(41)
Total net assets	760	163

a) Defined contribution pension plans

An expense of £23m (H117: £27m) was recognised for defined contribution plans in the period and is included in staff costs classified within operating expenses, see Note 4. None of this amount was recognised in respect of key management personnel for H118 and H117.

b) Defined benefit pension schemes

The total amount charged to the income statement was £22m (H117: £23m).

Movements in the present value of defined benefit obligations and fair value of scheme assets were as follows:

	30 June 2018		30 June 2017
	Present value of defined benefit obligations £m	Fair value of scheme assets £m	Present value of defined benefit obligations £m	Fair value of scheme assets £m
At 1 January	(11,583)	11,746	(11,082)	11,218
Income statement (charge) / income	(167)	145	(182)	156
Contributions paid	–	90	–	91
Recognised in other comprehensive income:
– Return on plan assets (excluding amounts included in net interest expense)	–	(72)	–	85
– Actuarial movements arising from experience adjustments	(39)	–	11	–
– Actuarial movements arising from changes in financial assumptions	640	–	(17)	–
Benefits paid	221	(221)	191	(191)
At 30 June	(10,928)	11,688	(11,079)	11,359

Actuarial assumptions

There have been no significant changes to the methods for setting the principal actuarial assumptions used as set out in Note 28 to the Consolidated Financial Statements in the 2017 Annual Report. Actuarial movements arising from changes in financial assumptions of £640m were mainly due to actuarial gains in H118 driven by widening credit spreads on the discount rate used to value scheme liabilities.